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John Hancock Investment Trust

Supplement dated September 15, 2016 to the current prospectus, as may be supplemented to date (the Prospectus)

John Hancock Emerging Markets Equity Fund

The following disclosure is added to the "Fund summary" section under the heading "Principal risks," following the sub-risk "Greater China risk" within "Emerging-markets risk":

Shanghai-Hong Kong Stock Connect Program (Stock Connect) Risk. The fund's investments in eligible renminbi-denominated class A shares of equity securities that are listed and traded on the Shanghai Stock Exchange (SSE) (China A-Shares) through Stock Connect are generally subject to Chinese securities regulations and SSE listing rules. The fund may not sell, purchase, or otherwise transfer China A-Shares other than via Stock Connect, which may restrict or preclude the fund's ability to invest in China A-Shares. Stock Connect is subject to quota limitations when purchasing securities, which may restrict the fund's ability to trade via Stock Connect on a timely basis. This may impact the fund's ability to implement its investment strategy effectively.

| (John Hancock Emerging Markets Equity Fund)
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shanghai-Hong Kong Stock Connect Program (Stock Connect) Risk. The fund's investments in eligible renminbi-denominated class A shares of equity securities that are listed and traded on the Shanghai Stock Exchange (SSE) (China A-Shares) through Stock Connect are generally subject to Chinese securities regulations and SSE listing rules. The fund may not sell, purchase, or otherwise transfer China A-Shares other than via Stock Connect, which may restrict or preclude the fund's ability to invest in China A-Shares. Stock Connect is subject to quota limitations when purchasing securities, which may restrict the fund's ability to trade via Stock Connect on a timely basis. This may impact the fund's ability to implement its investment strategy effectively.